[GRAPHIC OMITTED: THE QUAKER FAMILY OF MUTUAL FUNDS LOGO]

    SEMI-ANNUAL
      REPORT
-----------------
December 31, 1999



February 2000

Dear Shareholder:

We are pleased to present this semi-annual report of the Quaker Family of Mutual Funds for the six month period from July 1, 1999 through December 31, 1999. It contains valuable information on each of the six Quaker Funds, including a complete list of portfolio holdings, performance and financial information, and a discussion of the portfolio management of each fund.

The six months covered by this report have been an exciting period for the Quaker Funds. During this period the funds reached their third year of operations, an important time period for many prospective investors. As well, several of the funds received significant favorable publicity related to superb investment performance.

A summary of the portfolio management and performance of each of the Quaker Funds is presented below, with portfolio holdings and financial information following.

Quaker Core Equity Fund (QUCEX)
For the six month period ended December 31, 1999, the Quaker Core Equity Fund was up 18.57%, as compared to up 7.71% for the S&P 500. For all of 1999 the Fund was up 30.62% versus 21.04% for the S&P 500. This outstanding performance was achieved even in a difficult market environment for the investment philosophy of Fund's Adviser- Geewax, Terker & Co. The portfolio concentrates on stocks of companies with above average financial quality. As described above, this was a tough period for stocks of companies with high quality financial characteristics. Nonetheless, the Fund has consistently outperformed the S&P 500. For the three-year period ended December 31, 1999 its average annual return is 29.45%, as compared to 27.55% for the S&P 500. According to Morningstar, the Fund is a HHHH fund.

Quaker Aggressive Growth Fund (QUAGX)
For the six month period ended December 31, 1999, the Quaker Aggressive Growth Fund was up 49.59% as compared to up 7.71% for the S&P 500. For all of 1999 the Fund was up 96.99% versus 21.04% for the S&P 500. This spectacular performance was as a result of several factors, including the Fund's exposure to mid-sized companies with increasing earnings. Over the period, as the high tech sector of the market soared, technology stocks were reduced- moving from about 72% of the portfolio to less than 50% at year-end. The skillful investment selection by the Fund's Adviser, Manu Daftary of DG Capital, has propelled the Fund into the top 1% of all Aggressive Growth Funds over the past three years. According to Morningstar, the Fund is a HHHHH fund.

Quaker Large-Cap Value Fund (QUESX)
For the six month period ended December 31, 1999, the Quaker Large-Cap Value Fund was down 7.66% as compared to up 7.71% for the S&P 500. For all of 1999, the Fund was up 4.22%. This compares to 21.04% for the S&P 500 and 8.95% for the S&P Barra Value index. The Fund's relative performance was hurt by the markets rewarding of growth stocks as described above.

Quaker Mid-Cap Value Fund (QMCVX)
For the six month period ended December 31, 1999, the Quaker Mid-Cap Value Fund was down 6.45%% as compared to up 6.71% for the S&P Mid-Cap
400. For all of 1999 the Fund was down 2.73% as compared to up 14.77% for the S&P Mid-Cap 400 and 2.34% for the S&P Mid-Cap Value Index. The trend of growth stocks leading performance also hurt the relative performance of the Fund, as its Advisor- Chris O'Keefe of Compu-Val Investments- focuses stock selection on those companies with improving fundamentals and cash flows.

Quaker Small-Cap Value Fund (QUSVX)
For the six month period ended December 31, 1999, the Quaker Small-Cap Value Fund was up 1.14% as compared to up 10.28% for the Russell 2000. For all of 1999 the Fund was up 1.30% as compared to up 21.27% for the Russell 2000 and down 1.55% for the Russell 2000 Value. The fund, like other value funds, was also hindered by the overall market appetite for growth stocks. The Fund's focus on seasoned, solvent, liquid companies has propelled it into the top 10% of all small-cap value funds for the past three years. The Fund's average annual performance for the past three years ending December 31, 1999 was a favorable 14.63%, as compared to 6.68% for the Russell 2000 Value.

Quaker Fixed Income Fund (QUFIX)
For the six month period ended December 31, 1999, the Quaker Fixed Income Fund was down .33% as compared to up .73% for the for the Salomon Brothers Broad Investment Grade Index. For all of 1999 the Fund was down 3.00% versus down .84% for the Salomon Broad Investment Grade.

Thank you for your investments in the Quaker Funds.
Sincerely,

/S/ DAVID C. DAMERON
David C. Dameron
President




QUAKER CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                             Number           Market
                                                            of Shares         Value
                                                           ------------    ------------
COMMON STOCK -- 92.33%
Advertising -- 0.09%
TMP Worldwide, Inc.*                                              200           $28,400
                                                                           ------------
Aerospace & Defense  -- 0.11%
United Technologies Corp.                                         500            32,500
                                                                           ------------
Automobile & Trucks  -- 0.09%
Tower Automotive, Inc.*                                         1,700            26,244
                                                                           ------------
Banks  -- 0.83%
Fifth Third Bancorp                                               800            58,700
First Tennessee National Corp.                                  1,800            51,300
Northern Trust Corp.                                            2,600           137,800
                                                                           ------------
                                                                                247,800
                                                                           ------------
Broadcasting  -- 1.99%
Cablevision Systems Corp.*                                        700            52,850
Comcast Corp.*                                                  5,500           276,375
Cox Communications, Inc.*                                       1,800            92,700
Time Warner, Inc.                                               2,400           173,850
                                                                           ------------
                                                                                595,775
                                                                           ------------
Building Maintenance & Services  -- 0.51%
Ecolab, Inc.                                                    3,900           152,588
                                                                           ------------
Business Equipment & Services -- 0.50%
Symantec Corp.*                                                   400            23,450
Synopsys, Inc.*                                                   300            20,025
Ticketmaster Online City Search, Inc. Cl B*                       800            30,750
VeriSign, Inc.*                                                   400            76,300
                                                                           ------------
                                                                                150,525
                                                                           ------------
Computer Hardware -- 12.08%
Dell Computer Corp.*                                           10,650           543,150
Cisco Systems, Inc.*                                           19,800         2,121,075
EMC Corp.*                                                      5,250           573,563
Sun Microsystems, Inc.*                                         4,900           379,444
                                                                           ------------
                                                                              3,617,231
                                                                           ------------
Computer Services & Software -- 18.17%
3Com Corp.*                                                       900            42,300
America Online, Inc.*                                          14,600         1,101,388
At Home Corp.*                                                  1,900            81,463
BEA Systems, Inc.                                               1,300            90,919
Bisys Group, Inc.*                                                300            19,575
BroadVision, Inc.*                                                500            85,031
Computer Associates International, Inc.                         2,100           146,869
Comverse Technology, Inc.*                                      1,200           173,700
Convergys Corp.*                                                  500            15,375
Doubleclick, Inc.*                                                700           177,144
First Data Corp.                                                  400            19,725
Inktomi Corp.*                                                    800            71,000
Intuit, Inc.*                                                   1,100            65,931
Lycos, Inc.*                                                      600            47,738
Microsoft Corp.*                                               17,000         1,984,750
Network Appliance, Inc.*                                        1,300           107,981
PE Corp. - PE Biosystems Group                                  1,300           156,406
Pixar, Inc.*                                                      400            14,150
SEI Corp.                                                         200            23,803
USWeb Corp.*                                                      600            26,663
VERITAS Software Corp.*                                         3,000           429,375
VERITAS Software Corp. Rights-Exp. 6/16/09*                     1,000                --
Yahoo!, Inc.*                                                   1,300           562,494
                                                                           ------------
                                                                              5,443,778
                                                                           ------------
Conglomerates  -- 8.08%
Berkshire Hathaway, Inc. Cl B*                                      7            12,810
General Electric Co.                                           15,400         2,383,150
Textron, Inc.                                                     300            23,006
                                                                           ------------
                                                                              2,418,966
                                                                           ------------
Consumer Products -- 2.27%
Kimberly Clark Corp.                                            1,200            78,300
Procter & Gamble Co.                                            5,500           602,594
                                                                           ------------
                                                                                680,894
                                                                           ------------
Electronics & Electrical Equipment -- 7.06%
Altera Corp.*                                                     700            34,694
Applied Micro Circuits Corp.*                                     500            63,625
Conexant Systems, Inc.*                                           600            39,825
Intel Corp.                                                    15,500         1,275,844
KLA-Tencor Corp.*                                                 400            44,550
L-3 Communications Holdings, Inc.                                 500            20,813
Linear Technology Corp.                                         1,000            71,563
LSI Logic Corp.*                                                  600            40,500
Microchip Technology, Inc.*                                       400            27,375
Micron Technology, Inc.*                                          200            15,550
Motorola, Inc.                                                    100            14,725
QLogic Corp.*                                                     350            55,956
Sanmina Corp.*                                                    400            39,950
Texas Instruments, Inc.                                           600            58,125
Uniphase Corp.                                                  1,000           161,313
Vitesse Semiconductor Corp.*                                      780            40,901
Xilinx, Inc.*                                                   2,400           109,125
                                                                           ------------
                                                                              2,114,433
                                                                           ------------
Finance  -- 4.25%
American Express Co.                                            1,400           232,750
Associates First Capital Corp.                                  2,600            71,338
Citigroup, Inc.                                                 7,050           391,716
Concord EFS, Inc.*                                              2,000            51,500
Federal Home Loan Mortgage Corp.                                2,400           112,950
MBNA Corp.                                                      1,800            49,050
Paychex, Inc.                                                   6,600           264,000
Providian Financial Corp.                                         550            50,084
SLM Holding Corp.                                               1,200            50,700
                                                                           ------------
                                                                              1,274,088
                                                                           ------------
Food & Beverage  -- 1.28%
Keebler Foods Co.*                                                500            14,063
Pepsico, Inc.                                                   4,400           155,100
Quaker Oats Co.                                                 1,100            72,188
Sysco Corp.                                                     3,600           142,425
                                                                           ------------
                                                                                383,775
                                                                           ------------
Health Care -- 0.77%
Andrx Corp.*                                                      300            12,694
Beckman Coulter, Inc.                                             400            20,350
Forest Laboratories, Inc.*                                      1,000            61,438
Guidant Corp.*                                                  1,400            65,800
Ivax Corp.                                                        800            20,600
Stryker Corp.                                                     700            48,738
                                                                           ------------
                                                                                229,619
                                                                           ------------
Insurance  -- 0.38%
AFLAC, Inc.                                                     2,400           113,250
                                                                           ------------
Manufacturing  -- 2.45%
Applied Materials, Inc.*                                        4,400           557,425
Black & Decker Corp.                                              800            41,800
Danaher Corp.                                                     700            33,775
Harley-Davidson, Inc.                                           1,000            64,063
Millipore Corp.                                                 1,000            38,625
                                                                           ------------
                                                                                735,688
                                                                           ------------
Office Equipment  -- 0.48%
Avery Dennison Corp.                                              500            36,438
Lexmark International Group, Inc.  Cl A*                          500            45,250
Pitney Bowes, Inc.                                              1,300            62,806
                                                                           ------------
                                                                                144,494
                                                                           ------------
Oil & Gas -- 0.04%
BJ Services Co.*                                                  100             4,181
Dynegy, Inc.                                                      300             7,294
                                                                           ------------
                                                                                 11,475
                                                                           ------------
Pharmaceuticals -- 11.01%
Abbott Laboratories                                             7,400           268,713
Adelphia Communications Corp. Cl A*                               500            32,813
Allergan, Inc.                                                  1,200            59,700
Amgen, Inc.*                                                    4,200           252,263
Baush & Lomb, Inc.                                                300            20,532
Biogen, Inc.*                                                   1,000            84,500
Bristol-Myers Squibb Co.                                       12,400           795,925
Johnson & Johnson                                               2,800           260,750
Lilly, (Eli) & Co.                                              1,000            66,500
Medimmune, Inc.*                                                  500            82,938
Merck & Company, Inc.                                          13,375           896,961
Schering-Plough Corp.                                          11,300           476,719
                                                                           ------------
                                                                              3,298,312
                                                                           ------------
Real Estate -- 0.04%
Catellus Development Corp.*                                       900            11,531
                                                                           ------------
Retail -- 10.48%
American Eagle Outfitters, Inc.*                                  600            27,000
BJ's Wholesale Club, Inc.*                                      4,100           149,650
Circuit City Stores, Inc.                                       1,000            45,063
Costco Cos., Inc.*                                              1,380           125,925
CVS Corp.                                                       2,600           103,838
Dollar Tree Stores, Inc.*                                         800            38,750
Family Dollar Stores, Inc.                                        600             9,788
Home Depot, Inc.                                               16,500         1,131,281
Kohl's Corp.*                                                     900            64,969
Lowe's Cos., Inc.                                               2,200           131,450
Staples, Inc.*                                                  6,400           132,800
Tandy Corp.                                                     1,400            68,863
Tiffany & Co.                                                     200            17,850
Wal-Mart Stores, Inc.                                          15,800         1,092,175
                                                                           ------------
                                                                              3,139,400
                                                                           ------------
Technology -- 0.75%
Honeywell International, Inc.                                   1,900           109,606
Network Solutions, Inc. Cl A*                                     100            21,756
Safeguard Scientifics, Inc.*                                      200            32,413
Scient Corp.                                                      200            17,288
SDL, Inc.*                                                        200            43,600
                                                                           ------------
                                                                                224,663
                                                                           ------------
Telecommunications  -- 7.85%
A T & T Corp.                                                   4,670           237,003
ADC Telecommunications, Inc.*                                   1,700           123,356
AllTel Corp.                                                    1,500           124,031
Lucent Technologies, Inc.                                       6,650           497,503
MCI WorldCom, Inc.*                                            10,620           563,524
NEXTEL Communications, Inc. Cl A*                               1,400           144,375
Qualcomm, Inc.*                                                 2,800           493,500
SBC Communications, Inc.                                        2,900           141,375
Western Wireless Corp. Cl A*                                      400            26,700
                                                                           ------------
                                                                              2,351,367
                                                                           ------------
Transportation  -- 0.39%
Southwest Airlines Co.                                          7,200           116,550
                                                                           ------------
Utilities -- 0.38%
AES Corp.                                                         800            59,800
American Power Conversion Corp.*                                  800            21,100
Calpine Corp.*                                                    500            32,000
                                                                           ------------
                                                                                112,900
                                                                           ------------
Total Common Stock (Cost $20,278,455)                                        27,656,243
                                                                           ------------
INVESTMENT COMPANIES  -- 0.36%
Evergreen Money Market Treasury Institutional Treasury
Money Market Fund Institutional Service Shares                109,244          $109,244
                                                                           ------------
Total Investment Companies (Cost $109,244)                                      109,244
                                                                           ------------
MISCELLANEOUS INVESTMENTS  -- 6.77%
Amex S&P Depository Receipts                                   10,105        $1,484,172
S&P Mid-Cap 400 Depository Receipts                             6,700           543,538
                                                                           ------------
Total Miscellaneous Investments (Cost $1,899,187)                             2,027,709
                                                                           ------------
Total Value of Investments (Cost $22,286,886)+                  99.46%      $29,793,196
Other Assets, Less Liabilities                                   0.54%          162,211
                                                          ------------     ------------
Net Assets                                                     100.00%      $29,955,407
                                                          ============     ============

* Non-income producing investment.

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation         $8,136,548
     Unrealized depreciation           (630,238)
                                   ------------
     Net unrealized appreciation     $7,506,310
                                   ============

See notes to the financial statements.




QUAKER AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                             Number           Market
                                                            of Shares         Value
                                                           ------------    ------------
COMMON STOCK -- 56.35%
Advertising -- 0.47%
Snyder Communications, Inc.                                       2,000         $38,500
                                                                           ------------
Areospace & Defense -- 0.31%
Remec, Inc.                                                       1,000          25,500
                                                                           ------------
Banks -- 0.89%
Republic New York Corp.                                           1,000          72,000
                                                                           ------------
Computer Hardware -- 0.70%
Compaq Computer Corp.                                             1,000          27,063
Kronos, Inc.*                                                       500          30,000
                                                                           ------------
                                                                                 57,063
                                                                           ------------
Computer Services & Software -- 22.11%
Actuate Software Corp.*                                             500          21,438
Backweb Technologies Ltd.*                                        1,500          63,188
Banyan Systems, Inc.*                                             2,500          50,000
BEA Systems, Inc.*                                                1,400          97,913
BroadVision, Inc.*                                                  300          51,019
Check Point Software Technologies Ltd.*                             500          99,375
CIRCLE.COM *                                                      4,000          49,250
Citrix Systems, Inc.*                                             1,000         123,000
Clarent Corporation*                                                500          38,875
Commtouch Software, Ltd.*                                           500          24,281
Comverse Technology, Inc.*                                          450          65,138
Cysive, Inc.*                                                     1,000          72,063
Diversinet Corp.*                                                 4,000          88,000
Documentum, Inc.*                                                 1,000          59,875
Extended Systems, Inc.*                                           2,500         119,688
Focus Enhancements, Inc.*                                         1,500          12,375
i2 Technologies, Inc.*                                              400          78,000
Microsoft Corp.                                                     500          58,375
MSC.Software Corp.*                                                 500           5,063
National Instrument Corp.*                                        1,000          38,250
Netegrity, Inc.*                                                  5,700         324,544
Portal Software, Inc.                                               500          51,438
Puma Technology, Inc.*                                              500          65,313
Siebel Systems, Inc.*                                               500          42,000
USWeb Corp.*                                                        500          22,219
Vignette Corp.*                                                     500          81,500
                                                                           ------------
                                                                              1,802,175
                                                                           ------------
Conglomerates  -- 2.38%
Corning, Inc.                                                     1,500         193,406
                                                                           ------------
Electronics and Electrical Equipment -- 13.82%
Alpha Industries, Inc.*                                           1,500          85,969
Altera Corp.*                                                       700          34,694
Anadigics, Inc.*                                                  1,000          47,188
Analog Devices Inc.*                                              1,000          93,000
Anaren Microwave, Inc.*                                             500          27,063
ASM Lithography Holding N.V.*                                       500          56,875
Conexant Systems, Inc.*                                           1,000          66,375
Dense-Pac Microsytems, Inc.*                                      1,000           8,031
Fairchild Semiconductor Int'l Cl A*                               1,000          29,750
InterTAN, Inc.*                                                     500          13,063
Kopin Corp.*                                                      2,000          84,000
Lam Research Corp.*                                                 500          55,781
LSI Logic Corp.*                                                  1,000          67,500
Methode Electronics, Inc.                                           500          16,063
Motorola, Inc. Rights*                                              500              --
Netro Corp.*                                                        900          45,900
Power Integrations, Inc.*                                         1,100          52,731
Sawtek, Inc.*                                                     1,000          66,563
SDL, Inc.*                                                          500         109,000
TriQuint Semiconductor, Inc.*                                     1,000         111,250
Zoran Corp.*                                                      1,000          55,750
                                                                           ------------
                                                                              1,126,544
                                                                           ------------
Food & Beverage -- 0.25%
Coca-Cola Enterprises, Inc.                                       1,000          20,125
                                                                           ------------
Insurance -- 0.43%
Ace, Ltd.                                                         2,100          35,044
                                                                           ------------
Machinery, General Industrial -- 0.08%
Trikon Technologies, Inc.*                                          650           6,906
                                                                           ------------
Marketing Services -- 0.41%
Marketing Services Group, Inc.                                    2,000          33,500
                                                                           ------------
Office Equipment -- 0.05%
Lanier Worldwide, Inc.*                                           1,000           3,875
                                                                           ------------
Oil and Gas  -- 0.33%
Texaco, Inc.                                                        500          27,156
                                                                           ------------
Technology -- 1.58%
Gemstar International Group Ltd.*                                 1,000          71,250
Powerwave Technologies, Inc.*                                       500          29,188
Spectrian Corp.*                                                  1,000          28,250
                                                                           ------------
                                                                                128,688
                                                                           ------------
Telecommunications -- 11.62%
Adaptive Broadband Corp.*                                         1,600         118,100
Amdocs Limited *                                                    500          17,250
Applied Signal Technology, Inc.*                                  1,000          14,063
Cylink Corp.*                                                     5,500          74,250
E-Tek Dynamics, Inc.*                                             2,000         269,250
ITXC Corp.*                                                         500          16,813
Metalink Ltd.*                                                      700          14,263
Metromedia Fiber Network, Inc.*                                     500          23,969
MRV Communications, Inc.*                                         1,500          94,313
Next Level Communications, Inc.*                                    500          37,438
Nortel Networks Corp.                                             1,000         101,000
Qwest Communications International, Inc.*                         1,000          43,000
Voicestream Wireless Corp.*                                         400          56,925
Western Wireless Corp. Cl A*                                      1,000          66,750
                                                                           ------------
                                                                                947,381
                                                                           ------------
Transportation -- 0.92%
Kansas City Southern Industries, Inc.                             1,000          74,625
                                                                           ------------
Total Common Stock (Cost $2,975,077)                                          4,592,488
                                                                           ------------
INVESTMENT COMPANIES  -- 42.97%
Evergreen Money Market Treasury Institutional Treasury
Money Market Fund Institutional Service Shares                3,502,526       3,502,526
                                                                           ------------
Total Investment Companies (Cost $3,502,526)                                  3,502,526
                                                                           ------------

Total Value of Investments (Cost $6,477,603)+                    99.32%      $8,095,013
Other Assets, Less Liabilities                                    0.68%          55,687
                                                           ------------    ------------
Net Assets                                                      100.00%      $8,150,700
                                                           ============    ============

* Non-income producing investment.

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation         $1,641,898
     Unrealized depreciation            (24,488)
                                   ------------
     Net unrealized appreciation     $1,617,410
                                   ============

See notes to the financial statements.





QUAKER LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                             Number           Market
                                                            of Shares         Value
                                                           ------------    ------------
COMMON STOCK -- 99.10%
Aerospace & Defense -- 2.85%
General Dynamics Corp.                                            5,000         263,750
                                                                           ------------
Banks -- 15.79%
Bank of America Corp.                                             6,400         321,200
Bank of New York Co., Inc.                                        7,150         286,000
Chase Manhattan Corp.                                             4,700         365,131
Fleet Boston Financial Corp.                                      7,698         267,986
Northern Trust Corp.                                              4,200         222,600
                                                                           ------------
                                                                              1,462,917
                                                                           ------------
Chemicals -- 2.09%
du Pont, (E.I.) de Nemours & Co.                                  2,947         194,134
                                                                           ------------
Commercial Services -- 2.13%
Cendant Corp.*                                                    7,440         197,625
                                                                           ------------
Computer Hardware -- 4.78%
Compaq Computer Corp.                                             6,000         162,375
International Business Machines, Inc.                             2,600         280,800
                                                                           ------------
                                                                                443,175
                                                                           ------------
Computer Services and Software -- 1.36%
Computer Associates International, Inc.                           1,800         125,888
                                                                           ------------
Consumer Products -- 4.08%
Kimberly-Clark Corp.                                              5,800         378,450
                                                                           ------------
Entertainment & Leisure -- 3.35%
Carnival Corp.                                                    6,500         310,781
                                                                           ------------
Food & Beverage -- 3.50%
PepsiCo, Inc.                                                     9,200         324,300
                                                                           ------------
Forest & Paper Products -- 3.49%
WeyerHaeuser Co.                                                  4,500         323,156
                                                                           ------------
Healthcare -- 2.26%
Manor Care, Inc.*                                                13,100         209,600
                                                                           ------------
Industrial -- 2.56%
Rockwell International Corp.                                      4,950         236,981
                                                                           ------------
Insurance -- 1.22%
Allstate Corp.                                                    4,700         112,800
                                                                           ------------
Oil & Gas -- 17.03%
Burlington Resources, Inc.                                        9,500         314,094
Conoco, Inc. Cl B                                                11,728         291,734
Exxon Mobil Corp.                                                 3,168         255,222
Halliburton Co.                                                   6,800         273,700
Texaco, Inc.                                                      4,900         266,131
Williams Cos., Inc.                                               5,800         177,263
                                                                           ------------
                                                                              1,578,144
                                                                           ------------
Pharmaceuticals -- 4.86%
Bristol-Myers Squibb Co.                                          3,200         205,400
Schering-Plough Corp.                                             5,800         244,688
                                                                           ------------
                                                                                450,088
                                                                           ------------
Retail -- 7.21%
Kmart Corp.*                                                     18,300         184,144
Lowe's Cos., Inc.                                                 8,100         483,975
                                                                           ------------
                                                                                668,119
                                                                           ------------
Technology -- 4.31%
Honeywell International, Inc.                                     6,925         399,486
                                                                           ------------
Telecommunications -- 15.51%
SBC Communications, Inc.                                          4,500         219,375
GTE Corp.                                                         4,000         282,250
Nortel Networks Corp.                                             7,400         747,400
Sprint Corp.                                                      2,800         188,475
                                                                           ------------
                                                                              1,437,500
                                                                           ------------
Waste Management -- 0.72%
Waste Management, Inc.                                            3,900          67,031
                                                                           ------------
Total Common Stock (Cost $8,824,696)                                          9,183,924
                                                                           ------------
INVESTMENT COMPANIES  -- 1.09%
Evergreen Money Market Treasury Institutional Treasury
Money Market Fund Institutional Service Shares                  101,362        $101,362
                                                                           ------------
Total Investment Companies (Cost $101,362)                                      101,362
                                                                           ------------
Total Value of Investments (Cost $8,926,058)+                   100.19%      $9,285,286
Liabilities in Excess of Other Assets                            (0.19%)        (17,198)
                                                                           ------------
Net Assets                                                      100.00%      $9,268,088
                                                                           ============

* Non-income producing investment.

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation         $1,196,381
     Unrealized depreciation           (837,153)
                                   ------------
     Net unrealized appreciation       $359,228
                                   ============

See notes to the financial statements.




QUAKER MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                             Number           Market
                                                            of Shares         Value
                                                           ------------    ------------
COMMON STOCK -- 95.77%
Advertising -- 3.62%
Telespectrum Worldwide, Inc.*                                    48,400        $344,850
                                                                           ------------
Banks -- 11.79%
City National Corp.                                              12,500         411,719
Hibernia Corp. Cl A                                              22,300         236,938
Regions Financial Corp.                                           1,500          37,688
Roslyn Bancorp, Inc.                                             23,700         438,450
                                                                           ------------
                                                                              1,124,794
                                                                           ------------
Building -- 0.16%
Huttig Building Products, Inc.*                                   3,000          14,813
                                                                           ------------
Business Equipment and Services -- 0.84%
Synopsys, Inc.*                                                   1,200          80,100
                                                                           ------------
Computer Services & Software -- 17.40%
Daisytek International Corp.*                                    25,000         582,813
Reynolds & Reynolds Co.                                          17,600         396,000
Symantec Corp.*                                                  11,600         680,050
                                                                           ------------
                                                                              1,658,863
                                                                           ------------
Containers -- 0.59%
Smurfit-Stone Container Corp.*                                    2,300          56,350
                                                                           ------------
Electronics & Electrical Equipment -- 11.16%
Tektronix, Inc.                                                  13,600         528,700
Varian Semiconductor Equipment Associates, Inc.*                  6,500         221,000
Varian, Inc.*                                                    14,000         315,000
                                                                           ------------
                                                                              1,064,700
                                                                           ------------
Finance -- 2.23%
FINOVA Group, Inc.                                                6,000         213,000
                                                                           ------------
Forest & Paper Products -- 2.44%
Willamette Industries, Inc.                                       5,000         232,188
                                                                           ------------
Healthcare -- 7.81%
Becton, Dickinson & Co.                                          11,200         299,600
Manor Care, Inc.*                                                16,400         262,400
Healthsouth Corp.*                                               33,900         182,213
                                                                           ------------
                                                                                744,213
                                                                           ------------
Insurance -- 3.60%
Protective Life Corp.                                             7,700         244,956
Reliastar Financial Corp.                                         2,500          97,969
                                                                           ------------
                                                                                342,925
                                                                           ------------
Manufacturing -- 2.81%
Crane Co.                                                        13,500         268,313
                                                                           ------------
Oil & Gas -- 18.61%
Amerada Hess Corp.                                                5,300         300,775
Apache Corp.                                                      3,700         136,669
Coastal Corp.                                                     9,400         333,113
ENSCO International, Inc.                                         8,200         187,575
Newfield Exploration Co.*                                        14,800         395,900
Ocean Energy, Inc.*                                              19,844         153,791
Questar Corp.                                                    17,800         267,000
                                                                           ------------
                                                                              1,774,822
                                                                           ------------
Pharmaceuticals -- 2.18%
Bergen Brunswig Corp.                                            25,000         207,813
                                                                           ------------
Retail -- 10.53%
BJ's Wholesale Club, Inc.*                                       11,400         416,100
Kmart Corp.*                                                     12,000         120,750
Officemax, Inc.*                                                 46,700         256,850
Toys 'R' Us, Inc.*                                               14,700         210,394
                                                                           ------------
                                                                              1,004,094
                                                                           ------------
Total Common Stock (Cost $9,215,171)                                          9,131,835
                                                                           ------------
INVESTMENT COMPANIES  -- 2.83%
Evergreen Money Market Treasury Institutional Treasury
Money Market Fund Institutional Service Shares                  269,992        $269,992
                                                                           ------------
Total Investment Companies (Cost $269,992)                                      269,992
                                                                           ------------
Total Value of Investments (Cost $9,485,163)+                    98.60%      $9,401,827
Other Assets, Less Liabilities                                    1.40%         133,211
                                                           ------------    ------------
Net Assets                                                      100.00%      $9,535,038
                                                           ============    ============

* Non-income producing investment.

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized depreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation         $1,486,243
     Unrealized depreciation         (1,569,579)
                                   ------------
     Net unrealized depreciation       $(83,336)
                                   ============

See notes to the financial statements.



QUAKER SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                             Number           Market
                                                            of Shares         Value
                                                           ------------    ------------
COMMON STOCK -- 97.58%
Advertising -- 0.50%
Valassis Communications, Inc.*                                    1,450         $61,263
                                                                           ------------
Aerospace & Defense -- 1.25%
Alliant Techsystems, Inc.*                                          600          37,388
Cordant Technologies, Inc.                                          900          29,700
Northrop Grumman Corp.                                            1,600          86,500
                                                                           ------------
                                                                                153,588
                                                                           ------------
Agriculture -- 0.56%
Agribrands International, Inc.*                                   1,500          69,000
                                                                           ------------
Apparel -- 0.63%
Oshkosh B'Gosh, Inc. Cl A                                         3,700          77,931
                                                                           ------------
Auto Parts & Equipment -- 1.40%
Briggs & Stratton Corp.                                             800          42,900
Navistar International Corp.*                                     1,800          85,275
Paccar, Inc.                                                      1,000          44,313
Standard Products Rights*                                         4,000              --
                                                                           ------------
                                                                                172,488
                                                                           ------------
Banks -- 6.86%
Banco Latino-Americano De Exporta                                 3,800          89,300
Bank United Corp. Cl A                                            3,100          84,475
Bay View Capital Corp.                                            2,900          41,144
City National Corp.                                               2,800          92,225
Dime Community Bancshares, Inc.                                   4,100          75,850
Downey Financial Corp.                                            2,900          58,544
Espirito Santo Financial Group SA ADR                             3,800          59,850
First Bancorp/Puerto Rico                                         1,100          22,825
First Federal Financial Corp.*                                    5,800          81,563
Independence Community Bank Corp.                                 8,500         106,250
Pacific Century Financial Corp.                                   5,800         108,388
Popular, Inc.                                                       800          22,350
                                                                           ------------
                                                                                842,763
                                                                           ------------
Business Services -- 4.24%
Interim Services, Inc.*                                           5,900         146,025
Kelly Services, Inc. Cl A                                           800          20,100
Manpower, Inc.                                                    2,100          79,013
Personnel Group America, Inc.*                                    6,300          63,788
Plexus Corp.*                                                     1,400          61,600
Rcm Technologies, Inc.*                                           1,500          25,875
SEI Investments Co.                                                 900         107,114
Volt Information Sciences, Inc.*                                    700          16,713
                                                                           ------------
                                                                                520,227
                                                                           ------------
Chemicals -- 1.47%
Ethyl Corp.                                                      13,400          52,763
Geon Co.                                                            500          16,250
Lubrizol Corp.                                                    3,600         111,150
                                                                           ------------
                                                                                180,163
                                                                           ------------
Computer Services & Software -- 7.31%
Adaptec, Inc.*                                                    2,300         114,713
American Management Systems, Inc.*                                1,800          56,475
Anixter International, Inc.*                                      3,800          78,375
Bell & Howell Co.*                                                1,000          31,813
BMC Industries, Inc.                                              3,900          19,013
CDW Computer Center, Inc.*                                        2,000         157,250
Fair Issac & Co., Inc.                                            1,900         100,700
Harman International Industries, Inc.                             2,100         117,863
Pomeroy Computer Resources, Inc.*                                 3,100          41,075
Progress Software Corp.*                                          1,800         102,150
Wallace Computer Services, Inc.                                   4,700          78,138
                                                                           ------------
                                                                                897,563
                                                                           ------------
Consulting Services -- 0.73%
Remedy Corp.*                                                     1,900          90,013
                                                                           ------------
Consumer Products -- 1.64%
Scotts Co.*                                                       2,600         104,650
Toro Co.                                                          2,600          97,013
                                                                           ------------
                                                                                201,663
                                                                           ------------
Distribution Wholesale -- 1.10%
CellStar Corp.*                                                   6,700          66,163
Insight Enterprises, Inc.*                                        1,700          69,063
                                                                           ------------
                                                                                135,225
                                                                           ------------
Diversified Conglomerates -- 1.16%
National Service Industries, Inc.                                 1,500          44,250
U.S. Industries, Inc.                                             7,000          98,000
                                                                           ------------
                                                                                142,250
                                                                           ------------
Education -- 0.46%
Education Management Corp.*                                       4,000          56,000
                                                                           ------------
Electronics & Electrical Equipment -- 10.21%
Aavid Thermal Technologies, Inc.*                                 2,300          56,494
Arrow Electronics, Inc.*                                          3,300          83,738
Artesyn Technologies, Inc.*                                       2,700          56,700
Avnet, Inc.                                                         300          18,150
Belden, Inc.                                                      2,700          56,700
Cable Design Technologies Corp.*                                  3,300          75,900
Conectiv, Inc.                                                    2,000          33,625
CTS Corp.                                                         1,400         105,525
Dupont Photomasks, Inc.*                                            700          33,775
Esterline Technologies Corp.*                                     4,400          50,875
HADCO Corp.*                                                      1,200          61,200
International Rectifier Corp.*                                    3,000          78,000
Kemet Corp.*                                                      3,100         139,694
MEMC Electronic Materials, Inc. Rights*                           3,933              --
Microchip Technology, Inc.*                                       1,100          75,281
Park Electrochemical Corp.                                        2,500          66,406
Pioneer Standard Electronics, Inc.                                5,600          80,850
AVX Corp.                                                         1,200          59,925
Vishay Intertechnology, Inc.*                                     3,800         120,175
                                                                           ------------
                                                                              1,253,013
                                                                           ------------
Engineering & Construction -- 5.06%
Centex Construction Products, Inc.                                2,600         101,400
IT Group, Inc.*                                                   9,100          83,606
Jacobs Engineering Group, Inc.*                                   2,600          84,500
MDC Holdings, Inc.                                                4,600          72,163
NCI Building Systems, Inc.*                                       2,100          38,850
Nortek, Inc.*                                                     1,500          42,000
Ryland Group, Inc.                                                4,200          96,863
Standard Pacific Corp.                                            3,900          42,900
URS Corp.*                                                        2,700          58,556
                                                                           ------------
                                                                                620,838
                                                                           ------------
Entertainment & Leisure -- 1.74%
Aztar Corp.*                                                      4,600          50,025
GTECH Holdings Corp.*                                             4,700         103,400
Station Casinos, Inc.*                                            2,700          60,581
                                                                           ------------
                                                                                214,006
                                                                           ------------
Finance -- 3.15%
Advanta Corp. Cl A                                                3,600          65,700
Deluxe Corp.                                                      1,200          32,925
Doral Financial Corp.                                             6,100          75,106
Edwards (A.G.), Inc.                                              2,250          72,141
METRIS Cos., Inc.                                                 2,200          78,513
Waddell & Reed Financial, Inc. Cl A                               2,300          62,388
                                                                           ------------
                                                                                386,772
                                                                           ------------
Food & Beverage -- 1.33%
Fleming Companies, Inc.                                           7,900          80,975
IBP Co. Ltd.                                                      4,600          82,800
                                                                           ------------
                                                                                163,775
                                                                           ------------
Forest & Paper Products -- 1.74%
Boise Cascade Corp.                                               3,100         125,550
Chesapeake Corp.                                                  1,500          45,750
Louisiana-Pacific Corp.                                           3,000          42,750
                                                                           ------------
                                                                                214,050
                                                                           ------------
Health Care -- 5.43%
Apria Healthcare Group, Inc.*                                     3,500          62,781
C.R. Bard, Inc.                                                   1,800          95,400
Foundation Health Systems Cl A*                                   5,700          56,644
Ivax Corp.                                                        4,800         123,600
Mallinckrodt, Inc.                                                3,300         104,981
Pacificare Health Systems Inc. Cl A*                              1,300          68,900
Trigon Healthcare, Inc.*                                          3,400         100,300
Universal Health Services, Inc.*                                  1,500          54,000
                                                                           ------------
                                                                                666,606
                                                                           ------------
Insurance -- 5.13%
Allmerica Financial Corp.                                         2,100         116,813
Delphi Financial Group, Inc.*                                       742          22,260
Everest Reinsurance Holdings, Inc.                                2,800          62,475
Leucadia National Corp.                                           2,100          48,563
Old Republic International Corp.                                  4,600          62,675
PMI Group, Inc.                                                   2,550         124,472
Renaissance Re Holdings                                           2,200          89,925
UICI*                                                             1,800          19,013
White Mountains Insurance Group                                     700          84,350
                                                                           ------------
                                                                                630,544
                                                                           ------------
Manufacturing -- 6.94%
Commercial Metals Co.                                             3,300         111,994
Commercial Metals Co. Rights*                                     3,300              --
Cooper Tire & Rubber Co.                                          3,400          52,913
ITT Industries, Inc.                                              3,500         117,031
JLG Industries, Inc.                                              5,100          80,963
La-Z-Boy, Inc.                                                    2,800          47,075
Lafarge Corp.                                                     1,500          41,438
National R.V. Holdings, Inc.*                                     2,300          44,275
Salton, Inc.*                                                     2,350          78,578
Thermo Electron Corp.*                                            3,700          55,500
Trinity Industries, Inc.                                          2,200          62,563
Trinity Industries, Inc. Rights*                                  2,200              --
USG Corp.                                                         2,500         117,813
Vitro SA ADR                                                      1,200           6,600
York International Corp.                                          1,300          35,669
                                                                           ------------
                                                                                852,409
                                                                           ------------
Materials and Processing -- 0.63%
Birmingham Steel Corp.                                           14,500          77,031
                                                                           ------------
Office Equipment -- 0.36%
John H. Harland Co.                                               2,400          43,950
                                                                           ------------
Oil & Gas -- 3.77%
Apache Corp.                                                      2,900         107,119
Energy East Corp.                                                 3,600          74,925
Eog Resources, Inc.                                               2,400          42,150
Murphy Oil Corp.                                                  1,000          57,375
Tesoro Petroleum Corp.                                            5,900          68,219
Ultramar Diamond Shamrock Corp.                                   5,000         113,438
                                                                           ------------
                                                                                463,225
                                                                           ------------
Pharmaceuticals -- 1.32%
Bindley Western Industries, Inc.                                  5,333          80,328
Dura Pharmaceuticals, Inc.*                                       4,700          65,506
Herbalife International, Inc. Cl A                                1,133          16,287
                                                                           ------------
                                                                                162,121
                                                                           ------------
Real Estate -- 0.84%
LNR Property Corp.                                                5,200         103,350
                                                                           ------------
Retail -- 8.08%
Brinker International, Inc.*                                      4,600         110,400
Darden Restaurants, Inc.                                          4,000          72,500
Dollar Thrifty Automotive Group, Inc.*                            3,800          90,963
Genesco, Inc.*                                                    7,300          94,900
Handleman Co.                                                     3,100          41,463
Jack In The Box, Inc.*                                            3,000          62,063
Lone Star Steakhouse & Saloon, Inc.*                              6,000          53,531
Media Arts Group, Inc.*                                           3,000          10,313
Micro Warehouse, Inc.*                                            2,200          40,700
Musicland Stores Corp.*                                           4,900          41,344
Rent-A-Center, Inc.*                                              4,400          87,175
Ryan's Family Steak Houses, Inc.*                                 8,000          68,000
Sonic Corp.*                                                      3,600         102,600
Ross Stores, Inc.                                                 2,000          35,875
Tecumseh Products Company Cl A                                    1,700          80,219
                                                                           ------------
                                                                                992,044
                                                                           ------------
Technology -- 0.63%
Imation Corp.*                                                    2,300          77,194
                                                                           ------------
Telecommunications -- 4.85%
Able Telecom Holding Corp.*                                       7,600          60,800
Interdigital Communications Corp.*                                4,700         352,500
PT Telekomunikasi Indonesia  Sp ADR                               7,300          80,300
TALK.com, Inc.*                                                   2,900          51,475
Telephone & Data Systems, Inc.                                      400          50,400
                                                                           ------------
                                                                                595,475
                                                                           ------------
Tobacco -- 0.37%
Universal Corp.                                                   2,000          45,625
                                                                           ------------
Transportation -- 3.74%
America West Holdings Corp. Cl B*                                 3,300          68,475
Avis Rent-A-Car, Inc.*                                            5,100         130,369
Continental Airlines, Inc. Rights                                 1,400              --
Landstar System, Inc.*                                            1,700          72,781
Transportation Technologies Industries, Inc.*                     3,100          55,994
UAL Corp.*                                                        1,700         131,856
                                                                           ------------
                                                                                459,475
                                                                           ------------
Utilities -- 2.95%
Cia Paranaense de Energia SP ADR                                 13,800         128,513
Huaneng Power International, Inc. ADR                             6,800          71,825
MidAmerican Energy Holdings Co.                                   1,800          60,638
Public Service Company of New Mexico                              6,200         100,750
                                                                           ------------
                                                                                361,725
                                                                           ------------
Total Common Stock (Cost $11,071,128)                                        11,983,361
                                                                           ------------
INVESTMENT COMPANIES  -- 1.47%
Evergreen Money Market Treasury Institutional Treasury
Money Market Fund Institutional Service Shares                  180,266         180,266
                                                                           ------------
Total Investment Companies (Cost $180,266)                                      180,266
                                                                           ------------
Total Value of Investments (Cost $11,251,394)+                   99.05%     $12,163,627
Other Assets, Less Liabilities                                    0.95%         116,352
                                                           ------------    ------------
Net Assets                                                      100.00%     $12,279,979
                                                           ============    ============
* Non-income producing investment.

ADR-American Depository Receipt

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation         $1,837,461
     Unrealized depreciation           (925,228)
                                   ------------
     Net unrealized appreciation       $912,233
                                   ============

See notes to the financial statements.




QUAKER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 1999
                                                    Interest    Maturity
                                       Principal      Rate        Date        Value
                                     ------------  ---------   ----------  ------------
ASSET BACKED SECURITIES -- 1.57%
Conseco Financial Home Equity
(cnfhe) 99-H Af4                          105,000     7.32%     15-Sep-04      $103,564
                                                                           ------------
Total Asset Backed Securities
(Cost $104,979)                                                                 103,564
                                                                           ------------
CORPORATE BONDS -- 11.14%
Abbott Laboratories                       200,000     5.40%     15-Sep-08       178,379
AID-ISRAEL                                350,000    5.625%     15-Sep-03       336,326
General Electric Capital Corp.            150,000    7.375%     15-Sep-04       151,960
Lockheed Martin Corp.                      70,000     7.45%     15-Jun-04        68,738
                                                                           ------------
Total Corporate Bonds (Cost $789,175)                                           735,403
                                                                           ------------
MORTGAGED BACKED SECURITIES -- 25.73%
Federal Home Loan Mortgage Corp.          150,000     6.30%     01-Jun-04       145,552
Federal Home Loan Mortgage Corp.        1,600,000    6.625%     15-Sep-09     1,552,726
                                                                           ------------
Total Mortgage Backed Securities
(Cost $1,738,900)                                                             1,698,278
                                                                           ------------
U.S. GOVERNMENT OBLIGATIONS -- 43.94%
U.S. Treasury Bond                        270,000   10.375%     15-Nov-12       328,135
U.S. Treasury Note                      1,693,000     4.75%     15-Nov-08     1,494,072
U.S. Treasury Note                        210,000     5.50%     28-Feb-03       205,013
U.S. Treasury Note                         91,000     5.50%     31-May-03        88,583
U.S. Treasury Note                        585,000    5.625%     15-May-08       550,449
U.S. Treasury Note                        234,000     6.25%     31-Aug-02       233,927
                                                                           ------------
Total U.S. Government Obligations
(Cost $2,987,652)                                                             2,900,179
                                                                           ------------

                                         Number of
                                          Shares                               Value
                                       ------------                        ------------
INVESTMENT COMPANIES -- 18.21%
Evergreen Money Market Treasury
Institutional Treasury Money
Market Fund Institutional Service
shares                                  1,202,295                            $1,202,295
                                                                           ------------
Total Investment Companies
(Cost $1,202,295)                                                             1,202,295
                                                                           ------------

Total Value of Investments
(Cost $6,823,001)+                                  100.59%                  $6,639,719
Liabilities in Excess
of Other Assets                                      (0.59%)                    (39,160)
                                                  ---------                ------------
Net Assets                                          100.00%                  $6,600,559
                                                  =========                ============

+ Aggregate cost for financial reporting and federal income tax purposes is the same.
  Unrealized depreciation of investments for financial reporting and federal income tax purposes is as follows:

     Unrealized appreciation                $--
     Unrealized depreciation           (183,282)
                                   ------------
     Net unrealized depreciation      $(183,282)
                                   ============

See notes to the financial statements.




QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 1999
                                    Core Equity  Aggressive    Large-Cap    Mid-Cap    Small-Cap  Fixed Income
                                        Fund     Growth Fund   Value Fund  Value Fund  Value Fund     Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost
$22,286,886, $6,477,603,
$8,926,058, $9,485,163,
$11,251,394 and $6,823,001)
(note 2)                              $29,793,196  $8,095,013  $9,285,286  $9,401,827  $12,163,627  $6,639,719
Cash                                           --          --       1,095          --           --          --
Receivables:
Dividends and interest                     21,074      13,895      11,831       6,544        5,067      76,840
Fund shares sold                          229,461      70,109          --     104,877      111,033          --
Investment securities sold                     --      22,064          --          --           --          --
Due from fund sponsor                          --          --         293         898           --       1,099
Deferred organization expenses,
net (notes 2 and 4)                        12,371      12,352      12,371       5,994       12,371      12,371
Prepaid expenses and other assets          17,310       6,329      10,186      18,009       14,556      12,217
                                      -----------  ----------  ----------  ----------  -----------  ----------
Total assets                           30,073,412   8,219,762   9,321,062   9,538,149   12,306,654   6,742,246
                                      -----------  ----------  ----------  ----------  -----------  ----------

LIABILITIES:
Payables:
Fund shares redeemed                      102,771          --      49,628          --       19,721     135,515
Investment securities purchased                --      62,147          --          --           --          --
Distributions                                  --       1,326         481          --        1,374         271
Accrued expenses                            6,928       5,062       2,865       3,111        4,453       5,531
Due to fund sponsor (notes 2 and 3)         3,306         527          --          --          377          --
Other liabilities                           5,000          --          --          --          750         370
                                      -----------  ----------  ----------  ----------  -----------  ----------
Total liabilities                         118,005      69,062      52,974       3,111       26,675     141,687
                                      -----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS
(Applicable to 1,447,303,
418,041, 759,993, 926,883,
978,906 and 670,408 shares
outstanding, respectively;
unlimited shares of $0.01
par value, beneficial
interest authorized)                  $29,955,407  $8,150,700  $9,268,088  $9,535,038  $12,279,979  $6,600,559
                                      ===========  ==========  ==========  ==========  ===========  ==========
NET ASSET VALUE, REDEMPTION
AND OFFERING PRICE PER SHARE               $20.70      $19.50      $12.19      $10.29       $12.54       $9.85
                                      ===========  ==========  ==========  ==========  ===========  ==========

NET ASSETS CONSIST OF:
Paid--in capital                      $21,835,754  $5,776,587  $9,115,412  $9,466,575  $11,259,577  $7,003,515
Undistributed net investment
income (loss)                             (96,136)     10,390       3,377     (11,139)     (13,143)         --
Accumulated net realized gain
(loss) on investments                     709,479     746,313    (209,929)    162,938      121,312    (219,674)
Net unrealized appreciation
(depreciation) on investments           7,506,310   1,617,410     359,228     (83,336)     912,233    (183,282)
                                      -----------  ----------  ----------  ----------  -----------  ----------
                                      $29,955,407  $8,150,700  $9,268,088  $9,535,038  $12,279,979  $6,600,559
                                      ===========  ==========  ==========  ==========  ===========  ==========

See notes to the financial statements.




QUAKER INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited)
Year Ended December 31, 1999
                                    Core Equity  Aggressive    Large-Cap    Mid-Cap    Small-Cap  Fixed Income
                                        Fund     Growth Fund   Value Fund  Value Fund  Value Fund     Fund
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                                  $75,985      $1,654     $63,508     $53,740     $62,831         $--
Interest                                     2,887      68,723      11,139       7,489       3,740     204,978
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total income                                78,872      70,377      74,647      61,229      66,571     204,978
                                        ----------  ----------  ----------  ----------  ----------  ----------
Expenses:
Investment advisory fees (note 2)           97,156      21,004      35,361      40,190      43,819      15,861
Fund administration fees (note 2)           10,375       1,768       3,328       3,744       3,938       2,886
Fund accounting fees (note 2)                7,141       7,141       7,141       7,141       7,141       7,141
Custody fees                                 2,253       2,676       1,964       1,233       2,700         749
Shareholder servicing fees                   6,302       6,302       6,302       6,302       6,302       6,302
Shareholder servicing distribution
fees (note 3)                               32,385       7,000      11,139      13,397      15,344       5,287
Trustee fees and meeting expenses            1,546         243         597         748         800         471
Audit fees                                   5,202         394         985       2,455       2,633       1,418
Distribution fees (note 2)                     963          56         675       3,426         815         243
Registration and filing expenses             2,636       2,105       2,420       2,435       3,434       2,022
Printing expenses                            3,143         326         889       1,640       1,739       1,072
Amortization of deferred
organizational expenses (note 4)             3,406       3,406       3,406       1,008       3,406       3,406
Other operating expenses                    10,684       1,164       3,122       6,287       6,363       2,879
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total expenses                             183,192      53,585      77,329      90,006      98,434      49,737
Less:
Investment advisory fees waived
(note 2)                                    (6,136)    (12,035)    (10,147)    (12,633)    (14,069)    (13,318)
Shareholder service fees waived
(note 3)                                    (2,048)     (4,081)     (3,499)     (5,005)     (4,651)     (4,670)
                                        ----------  ----------  ----------  ----------  ----------  ----------
Net expenses                               175,008      37,469      63,683      72,368      79,714      31,749
                                        ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)               (96,136)     32,908      10,964     (11,139)    (13,143)    173,229
                                        ----------  ----------  ----------  ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from
investments                              1,260,961   1,325,886    (143,370)    162,857     636,558    (219,674)
Net unrealized appreciation
(depreciation) on investments            3,509,937   1,123,434    (608,220)   (994,370)   (538,583)     15,098
                                        ----------  ----------  ----------  ----------  ----------  ----------
Net realized and unrealized gain
(loss) on investments                    4,770,898   2,449,320    (751,590)   (831,513)     97,975    (204,576)
                                        ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
assets resulting from operations        $4,674,762  $2,482,228   $(740,626)  $(842,652)    $84,832    $(31,347)
                                        ==========  ==========  ==========  ==========  ==========  ==========

See notes to the financial statements.




QUAKER INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
                                       Core Equity  Aggressive    Large-Cap    Mid-Cap    Small-Cap  Fixed Income
For the Period Ended December 31, 1999     Fund     Growth Fund   Value Fund  Value Fund  Value Fund     Fund
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)             $(96,136)    $32,908     $10,964     $(11,139)    $(13,143)   $173,229
Net realized gain (loss) on from
investment transactions                 1,260,961   1,325,886    (143,370)     162,857      636,558    (219,674)
Net unrealized appreciation
(depreciation) on investments           3,509,937   1,123,434    (608,220)    (994,370)    (538,583)     15,098
                                      -----------  ----------  ----------  -----------  -----------  ----------
Net increase (decrease) in net
assets resulting from operations        4,674,762   2,482,228    (740,626)    (842,652)      84,832     (31,347)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Distributions to shareholders from:
Net investment income                          --     (22,518)    (11,115)          --           --    (173,229)
Net realized gain from investment
transactions                             (543,296)   (583,162)    (44,096)          --     (388,757)         --
Total Distributions                      (543,296)   (605,680)    (55,211)          --     (388,757)   (173,229)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Capital share transactions
Increase (decrease) in net assets
from Fund share transactions
(note 6)                                  416,929   2,409,220     321,777   (1,777,804)    (436,571)   (870,283)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Total increase (decrease) in
net assets                              4,548,395   4,285,768    (474,060)  (2,620,456)    (740,496) (1,074,859)

NET ASSETS
Beginning of period                    25,407,012   3,864,932   9,742,148   12,155,494   13,020,475   7,675,418
                                      -----------  ----------  ----------  -----------  -----------  ----------
End of period                         $29,955,407  $8,150,700  $9,268,088   $9,535,038  $12,279,979  $6,600,559
                                      ===========  ==========  ==========  ===========  ===========  ==========

For the Year Ended June 30, 1999

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)             $(85,069)    $25,918     $25,112      $(4,946)    $(39,554)   $311,014
Net realized gain (loss) on from
investment transactions                   855,029     659,185     125,381       10,689     (166,810)     17,710
Net unrealized appreciation
(depreciation) on investments           3,265,525     425,043     846,719      409,810    1,144,461    (252,989)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Net increase in net assets
resulting from operations               4,035,485   1,110,146     997,212      415,553      938,097      75,735
                                      -----------  ----------  ----------  -----------  -----------  ----------
Distributions to shareholders from:
Net investment income                        (982)    (25,918)    (25,111)          --           --    (311,798)
Net realized gain from investment
transactions                             (875,797)   (747,729)   (343,499)    (140,565)     (81,104)     (3,926)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Total Distributions                      (876,779)   (773,647)   (368,610)    (140,565)     (81,104)   (315,724)
                                      -----------  ----------  ----------  -----------  -----------  ----------
Capital share transactions
Increase in net assets from Fund
share transactions (note 6)            17,471,206   1,814,848   7,515,012    2,847,326    8,176,756   2,233,255
                                      -----------  ----------  ----------  -----------  -----------  ----------
Total increase in net assets           20,629,912   2,151,347   8,143,614    3,122,314    9,033,749   1,993,266

NET ASSETS
Beginning of period                     4,777,100   1,713,585   1,598,534    9,033,180    3,986,726   5,682,152
                                      -----------  ----------  ----------  -----------  -----------  ----------
End of period                         $25,407,012  $3,864,932  $9,742,148  $12,155,494  $13,020,475  $7,675,418
                                      ===========  ==========  ==========  ===========  ===========  ==========

See notes to the financial statements.




QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Unaudited)
(For a Share Outstanding Throughout the Period)

                                                                                    Core Equity Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                  Period      Year        Year     November 25, 1996
                                                   Ended      Ended       Ended    (commencement of
                                               December 31,  June 30,    June 30,    operations) to
                                                   1999        1999        1998       June 30, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.78      $14.42      $11.61           $10.00
                                                 -------     -------     -------          -------
Income from investment operations:
Net investment income (loss)                       (0.01)      (0.06)       0.00             0.04
Net realized and unrealized gain on investments     3.31        4.10        2.81             1.61
                                                 -------     -------     -------          -------
Total from investment operations                    3.30        4.04        2.81             1.65
                                                 =======     =======     =======          =======
Distributions to shareholders from:
Net investment income                               0.00        0.00        0.00            (0.04)
Net realized capital gain                          (0.38)      (0.68)       0.00             0.00
                                                 -------     -------     -------          -------
Total distributions                                (0.38)      (0.68)       0.00            (0.04)
                                                 =======     =======     =======          =======
Net Asset Value - End of Period                   $20.70      $17.78      $14.42           $11.61
                                                 =======     =======     =======          =======
Total Return                                       18.57%      28.16%      24.20%           16.50%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)        $29,955     $25,407      $4,777             $519
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees       1.41%(a)    1.44%       3.48%           21.30%(a)
After expense reimbursements and waived fees        1.35%(a)    1.29%       1.35%            1.35%(a)
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursements and waived fees      (0.80)%(a)  (0.73)%     (2.10)%         (19.47)%(a)
After expense reimbursements and waived fees       (0.74)%(a)  (0.58)%      0.03%            0.49%(a)
Portfolio turnover rate                            37.59%      78.45%      64.36%           11.49%

(a) Annualized.

(b) Aggregate total return, not annualized.




                                                                              Aggressive Growth Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                  Period      Year        Year     November 25, 1996
                                                   Ended      Ended       Ended    (commencement of
                                               December 31,  June 30,    June 30,    operations) to
                                                   1999        1999        1998       June 30, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $14.10      $12.01      $11.16           $10.00
                                                 -------     -------     -------          -------
Income from investment operations:
Net investment income                               0.08        0.12        0.00             0.04
Net realized and unrealized gain on investments     6.90        5.54        2.69             1.23
                                                 -------     -------     -------          -------
Total from investment operations                    6.98        5.66        2.69             1.27
                                                 -------     -------     -------          -------
Distributions to shareholders from:
Net investment income                              (0.06)      (0.12)       0.00            (0.04)
Net realized capital gain                          (1.52)      (3.45)      (1.38)           (0.07)
Distribution in excess of net realized gain         0.00        0.00       (0.46)            0.00
                                                 -------     -------     -------          -------
Total distributions                                (1.58)      (3.57)      (1.84)           (0.11)
                                                 =======     =======     =======          =======
Net Asset Value - End of Period                   $19.50      $14.10      $12.01           $11.16
                                                 =======     =======     =======          =======
Total Return                                       49.59%      49.44%      26.57%           12.68%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)         $8,151      $3,865      $1,714           $1,121
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees       1.92%(a)    2.84%       8.09%           13.44%(a)
After expense reimbursements and waived fees        1.35%(a)    1.35%       1.35%            1.34%(a)
Ratio of net investment income (loss) to average
net assets:
Before expense reimbursements and waived fees       0.60%(a)   (0.45)%     (6.72)%          (9.18)%(a)
After expense reimbursements and waived fees        1.17%(a)    1.04%      (0.04)%           0.64%(a)
Portfolio turnover rate                           300.68%    1696.00%     887.13%          778.01%

(a) Annualized.

(b) Aggregate total return, not annualized.

See notes to the financial statements.




QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Unaudited)
(For a Share Outstanding Throughout the Period)

                                                                                Large-Cap Value Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                  Period      Year        Year     November 25, 1996
                                                   Ended      Ended       Ended    (commencement of
                                               December 31,  June 30,    June 30,    operations) to
                                                   1999        1999        1998       June 30, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $13.28      $14.02      $11.83           $10.00
                                                 -------     -------     -------          -------
Income from investment operations:
Net investment income                               0.01        0.04        0.07             0.07
Net realized and unrealized gain (loss)
on investments                                     (1.03)       1.69        3.10             1.83
                                                 -------     -------     -------          -------
Total from investment operations                   (1.02)       1.73        3.17             1.90
                                                 -------     -------     -------          -------
Distributions to shareholders from:
Net investment income                              (0.01)      (0.07)      (0.04)           (0.07)
Net realized capital gain                          (0.06)      (2.40)      (0.94)            0.00
                                                 -------     -------     -------          -------
Total distributions                                (0.07)      (2.47)      (0.98)           (0.07)
                                                 =======     =======     =======          =======
Net Asset Value - End of Period                   $12.19      $13.28      $14.02           $11.83
                                                 =======     =======     =======          =======
Total Return                                       (7.66)%     19.05%      28.32%           19.04%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)         $9,268      $9,742      $1,599             $783
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees       1.64%(a)    2.02%       5.58%           16.44%(a)
After expense reimbursements and waived fees        1.35%(a)    0.81%       1.00%            1.00%(a)
Ratio of net investment income (loss) to average
net assets:
Before expense reimbursements and waived fees      (0.06)%(a)  (0.47)%     (3.99)%         (14.32)%(a)
After expense reimbursements and waived fees        0.23%(a)    0.74%       0.59%            1.14%(a)
Portfolio turnover rate                            12.03%     136.81%     274.63%           34.26%

(a) Annualized.

(b) Aggregate total return, not annualized.

See notes to the financial statements.




QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Unaudited)
(For a Share Outstanding Throughout the Period)

                                                                                  Mid-Cap Value Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                             Period       Year      January 6, 1998
                                                              Ended       Ended    (commencement of
                                                           December 31,  June 30,    operations) to
                                                               1999        1999       June 30, 1998
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.00      $10.93           $10.00
                                                             -------     -------          -------
Income from investment operations:
Net investment income (loss)                                   (0.01)       0.00            (0.02)
Net realized and unrealized gain (loss) on investments         (0.70)       0.23             0.95
                                                             -------     -------          -------
Total from investment operations                               (0.71)       0.23             0.93
                                                             -------     -------          -------
Distributions to shareholders from:
Net realized capital gain                                       0.00       (0.16)            0.00
                                                             -------     -------          -------
Total distributions                                             0.00       (0.16)            0.00
                                                             =======     =======          =======
Net Asset Value - End of Period                               $10.29      $11.00           $10.93
                                                             =======     =======          =======
Total Return                                                   (6.45)%      2.68%            9.30%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)                     $9,535     $12,155           $9,033
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees                   1.68%(a)    1.63%            1.97%
After expense reimbursements and waived fees                    1.35%(a)    1.35%            1.35%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements and waived fees                  (0.54)%(a)  (0.33)%          (0.93)%
After expense reimbursements and waived fees                   (0.21)%(a)  (0.05)%          (0.31)%
Portfolio turnover rate                                        17.53%      69.59%           13.86%

(a) Annualized.

(b) Aggregate total return, not annualized.

See notes to the financial statements.




QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Unaudited)
(For a Share Outstanding Throughout the Period)

                                                                                Small-Cap Value Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                  Period      Year        Year     November 25, 1996
                                                   Ended      Ended       Ended    (commencement of
                                               December 31,  June 30,    June 30,    operations) to
                                                   1999        1999        1998       June 30, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $12.81      $13.47      $11.53           $10.00
                                                 -------     -------     -------          -------
Income from investment operations:
Net investment income (loss)                        0.03       (0.04)      (0.01)            0.01
Net realized and unrealized gain (loss)
on investments                                      0.11       (0.40)       2.99             2.02
                                                 -------     -------     -------          -------
Total from investment operations                    0.14       (0.44)       2.98             2.03
                                                 -------     -------     -------          -------
Distributions to shareholders from:
Net investment income                               0.00        0.00        0.00            (0.01)
Net realized capital gain                          (0.41)      (0.22)      (1.04)           (0.49)
                                                 -------     -------     -------          -------
Total distributions                                (0.41)      (0.22)      (1.04)           (0.50)
                                                 =======     =======     =======          =======
Net Asset Value - End of Period                   $12.54      $12.81      $13.47           $11.53
                                                 =======     =======     =======          =======
Total Return                                        1.14%      (2.96)%     27.04%           20.35%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)        $12,280     $13,020      $3,792           $1,333
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees       1.60%(a)    1.78%       4.20%           10.50%(a)
After expense reimbursements and waived fees        1.30%(a)    1.35%       1.35%            1.31%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees      (0.52)%(a)  (0.82)%     (3.03)%          (8.96)%(a)
After expense reimbursements and waived fees       (0.21)%(a)  (0.40)%     (0.18)%           0.22%(a)
Portfolio turnover rate                            60.45%     113.99%     129.58%           90.63%

(a) Annualized.

(b) Aggregate total return, not annualized.

See notes to the financial statements.




QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Unaudited)
(For a Share Outstanding Throughout the Period)

                                                                                   Fixed Income Fund
----------------------------------------------------------------------------------------------------
                                                                                        For the
                                                                                      period from
                                                  Period      Year        Year     November 25, 1996
                                                   Ended      Ended       Ended    (commencement of
                                               December 31,  June 30,    June 30,    operations) to
                                                   1999        1999        1998       June 30, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.13      $10.41       $9.89           $10.00
                                                 -------     -------     -------          -------
Income from investment operations:
Net investment income                               0.25        0.48        0.47             0.26
Net realized and unrealized gain (loss)
on investments                                     (0.28)      (0.27)       0.50            (0.11)
                                                 -------     -------     -------          -------
Total from investment operations                   (0.03)       0.21        0.97             0.15
                                                 -------     -------     -------          -------
Distributions to shareholders from:
Net investment income                              (0.25)      (0.48)      (0.45)           (0.26)
Net realized capital gain                           0.00       (0.01)       0.00             0.00
                                                 -------     -------     -------          -------
Total distributions                                (0.25)      (0.49)      (0.45)           (0.26)
                                                 =======     =======     =======          =======
Net Asset Value - End of Period                    $9.85      $10.13      $10.41            $9.89
                                                 =======     =======     =======          =======
Total Return                                       (0.33)%      1.84%       9.97%            1.57%(b)
Ratios/supplemental data
Net assets, end of period (000's omitted)         $6,601      $7,675      $5,682             $576
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees       1.41%(a)    1.41%       2.53%           16.56%(a)
After expense reimbursements and waived fees        0.90%(a)    0.90%       0.90%            0.90%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees       4.41%(a)    4.03%       2.96%          (10.87)%(a)
After expense reimbursements and waived fees        4.92%(a)    4.54%       4.59%            4.79%(a)
Portfolio turnover rate                            98.83%     276.94%      81.55%            0.00%

(a) Annualized.

(b) Aggregate total return, not annualized.

See notes to the financial statements.



QUAKER INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1999
------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER
INFORMATION

The Quaker Investment Trust (the "Trust"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended. The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established six series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Mid-Cap Value Fund and the Quaker Fixed Income Fund (each a "Fund" and collectively, the "Funds"). The Investment objectives of each Fund are set forth below.

The Quaker Core Equity Fund (the "Core Equity Fund"), the Quaker Aggressive Growth Fund (the "Aggressive Growth Fund"), the Quaker Large-Cap Value Fund (the "Large-Cap Value Fund") and the Quaker Small-Cap Value Fund (the "Small-Cap Value Fund") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund (the "Mid-Cap Value Fund") commenced operations on January 6, 1998. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

The Quaker Fixed Income Fund (the "Fixed Income Fund") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities.

A. Security Valuation. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value.

B. Federal Income Taxes. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

C. Investment Transactions. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

D. Distributions to Shareholders. Except for the Fixed Income Fund which declares dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31, of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to separate investment advisory agreements, the Advisors, Geewax, Terker & Co., Inc. for the Core Equity Fund, DG Capital Management, Inc. for the Aggressive Growth Fund, Aronson + Partners for the Small-Cap Value Fund, Compu-Val Investments, Inc. for the Mid-Cap Value Fund and Large-Cap Value Fund (formerly the Enhanced Stock Market
Fund) and Fiduciary Asset Management Company for the Fixed Income Fund (the "Advisors") provides each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Investors Trust, Inc. became investment advisors for the Fixed Income Fund pursuant to an Investment Advisory Agreement dated January 1, 2000 following the resignation of Fiduciary Asset Management Co.. Compu-Val Investments, Inc. became investment advisor for the Large-Cap Value Fund pursuant to an Investment Advisory Agreement dated February 26, 1999 following the resignation of Fiduciary Asset Management Co. As compensation for its services, the Advisor receives a fee at an annual rate of the Fund's average daily net assets. The Advisors intend to voluntarily waive all or a portion of their fees. There can be no assurance that the foregoing voluntary fee waivers will continue. For the period ended December 31, 1999, each Advisor has voluntarily waived its fee as follows:

                         Advisory Fee     Advisory Fee
                             Rate            Waiver
                         ------------     ------------
Large-Cap Value Fund         0.75%          $10,147
Core Equity Fund             0.75             6,136
Aggressive Growth Fund       0.75            12,035
Mid-Cap Value Fund           0.75            12,633
Small-Cap Value Fund         0.90            14,069
Fixed Income Fund            0.45            13,318

The Declaration Service Company (the "Administrator") serves as the Administrator for each Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.05% of each Fund's first $25 million of average daily net assets, 0.09% of the next $25 million of average daily net assets, 0.07% of the next $50 million of average daily net assets, and 0.06% of its average daily net assets in excess of $100 million. The Administrator also receives an annual fee of $17,000 for accounting and record keeping services. Additionally, the Administrator charges each Fund for servicing of shareholder accounts and registration of each Fund's shares. The Administrator also charges each Fund for certain expenses involved with the daily valuation of portfolio securities.

The Declaration Service Company (the "Transfer Agent") serves as the Transfer Agent for each Fund. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Transfer Agent receives an annual fee of $15,000.

A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund. With respect to all shares offered by the Funds, each plan provides that each Fund may pay a servicing or Rule 12b-1 fee of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for the Fund's shareholders. The distribution plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund's shares, including personal services provided to prospective and existing shareholders.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

Certain organizational expenses totaling $10,000 were paid by Quaker Funds, Inc. on behalf of the Mid-Cap Value Fund to a company controlled by the Fund's former Administrator, The Nottingham Company.

NOTE 3 -- SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Shareholder Servicing Agreement (the "Agreement"). Pursuant to this Agreement, Quaker Funds, Inc. (the "Sponsor") will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee according to the table below of each Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of each Fund to limit total Fund operating expenses. There can be no assurance that the voluntary fee waivers or reimbursements will continue. For the period ended December 31, 1999, the amounts are as follows:

                              Sponsor        Operating         Fee
                                Fee1         Expenses1       Waivers
                             ----------     ----------     ----------
Large-Cap Value Fund            0.25%          1.35%         $3,499
Core Equity Fund                0.25           1.35           2,048
Aggressive Growth Fund          0.25           1.35           4,081
Mid-Cap Value Fund              0.25           1.35           5,005
Small-Cap Value Fund            0.25           1.30           4,651
Fixed Income Fund               0.15           0.90           4,670

1 Percentage of average daily net assets.

NOTE 4 -- DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

During the period ended December 31, 1999, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                               Purchases              Sales
                          ------------------    ------------------
Large-Cap Value Fund          $2,043,889            $1,055,511
Core Equity Fund               9,667,750             9,900,267
Aggressive Growth Fund         7,670,839             7,613,409
Mid-Cap Value Fund             1,803,181             3,423,492
Small-Cap Value Fund           7,297,975             8,204,116
Fixed Income Fund              6,216,635             7,895,415

During the period ended December 31, 1999, purchases and sales of U.S. government securities aggregated as follows:

                               Purchases              Sales
                          ------------------    ------------------
Fixed Income Fund             $1,949,825            $2,853,824

NOTE 6 -- FUND SHARE TRANSACTIONS

At December 31, 1999, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:


Core Equity Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                             116,748     $2,224,858      1,092,220    $17,328,878
Shares issued to shareholders in
reinvestment of distributions            26,200        540,951         49,309        876,541
Shares redeemed                        (124,290)    (2,348,881)       (44,140)      (734,213)
                                    -----------    -----------    -----------    -----------
Net increase                             18,658       $416,928      1,097,389    $17,471,206
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                   1,428,645                       331,256
                                    -----------                   -----------
End of period                         1,447,303                     1,428,645
                                    ===========                   ===========




Aggressive Growth Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                             161,834     $2,604,842        110,734     $1,553,423
Shares issued to shareholders in
reinvestment of distributions            31,314        604,352         55,995        766,399
Shares redeemed                         (49,174)      (799,974)       (35,397)      (504,974)
                                    -----------    -----------    -----------    -----------
Net increase                            143,974     $2,409,220        131,332     $1,814,848
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                     274,067                       142,735
                                    -----------                   -----------
End of period                           418,041                       274,067
                                    ===========                   ===========




Large-Cap Value Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                             141,274     $1,724,182        718,919     $8,774,739
Shares issued to shareholders in
reinvestment of distributions             5,912         73,588         35,540        368,292
Shares redeemed                        (121,060)    (1,475,994)      (134,643)    (1,628,019)
                                    -----------    -----------    -----------    -----------
Net increase                             26,126       $321,776        619,816     $7,515,012
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                     733,867                       114,051
                                    -----------                   -----------
End of period                           759,993                       733,867
                                    ===========                   ===========




Mid-Cap Value Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                             142,894     $1,444,405        614,368     $6,128,387
Shares issued to shareholders in
reinvestment of distributions                 0              0         16,378        140,370
Shares redeemed                        (320,954)    (3,222,209)      (352,272)    (3,421,350)
                                    -----------    -----------    -----------    -----------
Net increase / (decrease)              (178,060)   $(1,777,804)       278,474     $2,847,407
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                   1,104,943                       826,469
                                    -----------                   -----------
End of period                           926,883                     1,104,943
                                    ===========                   ===========




Small-Cap Value Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                             116,455     $1,422,554        960,420    $10,984,707
Shares issued to shareholders
in reinvestment of distributions         29,546        364,010          7,536         79,279
Shares redeemed                        (183,619)    (2,223,135)      (247,483)    (2,887,230)
                                    -----------    -----------    -----------    -----------
Net increase / (decrease)               (37,618)     $(436,571)       720,473     $8,176,756
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                   1,016,524                       296,051
                                    -----------                   -----------
End of period                           978,906                     1,016,524
                                    ===========                   ===========




Fixed Income Fund
                                           For the Period                For the Year
                                                Ended                        Ended
                                         December 31, 1999               June 30, 1999
                                    --------------------------    --------------------------
                                       Shares         Amount         Shares         Amount
                                    -----------    -----------    -----------    -----------
Shares sold                              57,517       $574,986        216,961     $2,292,899
Shares issued to shareholders in
reinvestment of distributions            17,165        171,340         32,500        340,455
Shares redeemed                        (161,742)    (1,616,609)       (38,022)      (400,099)
                                    -----------    -----------    -----------    -----------
Net increase / (decrease)               (87,060)     $(870,283)       211,439     $2,233,255
                                    ===========    ===========    ===========    ===========
Shares outstanding:
Beginning of period                     757,468                       546,029
                                    -----------                   -----------
End of period                           670,408                       757,468
                                    ===========                   ===========



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